PROMISSORY NOTE RECEIVABLES (Details Narrative) $ in Millions	6 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)
Short-Term Debt [Line Items]
Annual interest rate	5.00%
Interest income	$ 0.7		$ 0.0
Interest income	0.9	$ 100,000	$ 73,465.0	$ 9,418
Several Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted	$ 17.9
Annual interest rate	5.00%
Two Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted	$ 11.7
Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted	$ 18.2
Promissory Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	5.00%
Promissory Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	6.00%
One Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted	$ 9.4